Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of remuneration of key management personnel

	Year Ended December 31,
(in thousands of $, except for the number of stock options & RSUs)	2022	2021	2020
Remuneration of key management personnel
Short-term benefits for senior management members as a group
Gross salary	$4,199	$3,465	$3,246
Variable pay	3,077	2,020	1,510
Employer social security	1,015	789	753
Other short term benefits	372	274	156
Termination Benefits	—	382	385
Post-employment benefits for senior management members as a group	104	150	161
Cost of stock options granted in the year for senior management members as a group	18,393	15,060	42,824
Cost of restricted stock units granted in the year for senior management members as a group	9,594	8,025	—
Employer social security cost related to stock options	1,101	4,172	11,206
Total benefits for key management personnel	37,855	34,337	60,241
Numbers of stock options granted in the year
Senior Management as a group	117,600	101,446	334,900
Numbers of restricted stock units granted in the year
Senior Management as a group	26,500	22,888	—

Remuneration of non-executive directors
Board fees and other short-term benefits for non-executive directors	437	435	405
Cost of stock options granted in the year for non-executive directors	3,643	3,263	9,576
Cost of restricted stock units granted in the year for non-executive directors	1,850	1,731	—
Total benefits for non-executive board members	$5,929	$5,429	$9,981
Numbers of stock options granted in the year
Non-executive directors	21,600	22,950	70,000
Numbers of restricted stock units granted in the year
Non-executive directors	4,800	5,100	—